Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net revenues	$ 1,468,962	$ 1,362,504	$ 4,233,547	$ 3,961,943	$ 5,353,550	$ 4,279,243
Cost of services	311,392	302,746	939,585	940,941	1,277,126	822,790
Gross profit	1,157,570	1,059,758	3,293,962	3,021,002	4,076,424	3,456,453
Operating expenses:
Sales and marketing	295,005	164,513	677,365	585,594	775,073	361,395
General and administrative	302,491	275,416	1,002,750	846,846	1,184,446	1,167,839
Research and development	81,226	93,598	186,196	316,063	403,303	351,090
Total operating expenses	678,722	533,527	1,866,311	1,748,503	2,362,822	1,880,324
Income before income taxes	478,848	526,231	1,427,651	1,272,499	1,713,602	1,576,129
Provision for income tax	159,261	212,377	497,058	513,589	643,995	670,497
Net income	$ 319,587	$ 313,854	$ 930,593	$ 758,910	$ 1,069,607	$ 905,632
Net income per share:
Basic	$ 0.02	$ 0.02	$ 0.06	$ 0.05	$ 0.07	$ 0.07
Diluted	$ 0.02	$ 0.02	$ 0.06	$ 0.05	$ 0.07	$ 0.06
Weighted average common shares outstanding
Basic	15,130,162	14,707,250	14,931,366	14,297,562	14,412,183	13,773,566
Diluted	15,699,964	15,258,843	15,538,652	14,896,548	14,611,549	15,154,264